Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [Abstract]
Sales	[1]	€ 17,780	€ 17,422	€ 16,806
Cost of sales		(9,600)	(9,484)	(9,594)
Gross margin		8,181	7,939	7,212
Selling expenses		(4,398)	(4,142)	(4,048)
General and administrative expenses		(577)	(658)	(1,003)
Research and development expenses		(1,764)	(1,669)	(1,562)
Other business income		152	17	89
Other business expenses		(76)	(23)	(30)
Income (loss) from operations		1,517	1,464	658
Financial income		126	65	94
Financial expenses		(263)	(507)	(453)
Investments in associates, net of income taxes		(4)	11	30
Income before taxes		1,377	1,034	329
Income tax expense continuing operations		(349)	(203)	(169)
Income from continuing operations		1,028	831	160
Discontinued operations, net of income taxes		843	660	479
Net income		1,870	1,491	638
Attribution of net income [Abstract]
Net income attributable to Koninklijke Philips N.V. shareholders		1,657	1,448	624
Net income attributable to non-controlling interests		€ 214	€ 43	€ 14
Basic earnings per common share [Abstract]
Income from continuing operations attributable to shareholders		€ 0.88	€ 0.86	€ 0.16
Net income attributable to shareholders		1.78	1.58	0.68
Diluted earnings per common share [Abstract]
Income from continuing operations attributable to shareholders		0.86	0.85	0.16
Net income attributable to shareholders		€ 1.75	€ 1.56	€ 0.68

[1]	The sales are reported based on country of destination.